MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities by Significant Investing Categories
	June 30, 2023
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$18,312	$3	$(67)	$18,248
Government debentures	12,205		(53)	12,152
	$30,517	$3	$(120)	$30,400
Matures after one year through three years:
Corporate debentures	$15,985	$1	$(165)	$15,821
Government debentures	26,208	-	(339)	25,869
	$42,193	$1	$(504)	$41,690

Total	$72,710	$4	$(624)	$72,090